                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2001
                                                           ---------------------


Check here if Amendment [/  /]; Amendment Number:            ----------
  This Amendment (Check only one.):        [/  /] is a restatement.
                                           [/  /] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cannell Capital LLC
                  --------------------------------------------------------------
Address:          600 California Street
                  --------------------------------------------------------------
                  San Francisco, CA 94108
                  --------------------------------------------------------------

Form 13F File Number:  28-
                                        --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             J. Carlo Cannell
                  --------------------------------------------------------------
Title:            Managing Member
                  --------------------------------------------------------------
Phone:            (415) 835-8300
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

                    /s/ Carlo Cannell                             San Francisco, CA                   05/03/01
         -----------------------------------------    -------------------------------------------  ---------------
                       [Signature]                                  [City, State]                      [Date]

Report Type (Check only one.):

[/X/] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[/ /] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[/ /] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      0
                                                             -------------------

Form 13F Information Table Entry Total:                                70
                                                             -------------------

Form 13F Information Table value Total:                     $     347.316
                                                             -------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 3/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4                 COLUMN 5     COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION     MGRS      SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3TEC ENERGY CORP              COMMON        88575r308   9,847      608,300 SH            SOLE                520,100   88,200    0
ALDILA INC                    COMMON        014384101   2,766    1,526,250 SH            SOLE              1,333,350  192,900    0
AMERICA SERVICE GROUP INC     COMMON        02364l109   8,858      354,300 SH            SOLE                354,300        0    0
APPLE COMPUTER INC            COMMON        037833100   7,786      352,800 SH            SOLE                309,800   43,000    0
APPLIED INNOVATION INC        COMMON        037916103   6,453      561,100 SH            SOLE                487,400   73,700    0
ASHWORTH INC                  COMMON        04516h101   3,313      514,700 SH            SOLE                452,100   62,600    0
CALIFORNIA MICRO DEVICES      COMMON        130439102   6,075      934,600 SH            SOLE                820,400  114,200    0
CASCADE CORP                  COMMON        147195101   2,237      175,200 SH            SOLE                152,600   22,600    0
COMTECH TELECOMMUNICATION     COMMON        205826209   6,921      532,400 SH            SOLE                459,100   73,300    0
CONRAD INDUSTRIES INC         COMMON        208305102   4,420      654,852 SH            SOLE                558,752   96,100    0
CONSOLIDATED GRAPHICS INC     COMMON        209341106   8,404      672,300 SH            SOLE                591,400   80,900    0
CORNELL COMPANIES INC         COMMON        219141108   1,947      246,400 SH            SOLE                216,400   30,000    0
DAVOX CORP                    COMMON        239208101   5,404      475,100 SH            SOLE                417,200   57,900    0
DITECH COMMUNICATIONS CORP    COMMON        25500m103   8,795      777,500 SH            SOLE                682,900   94,600    0
DRESS BARN INC                COMMON        261570105   6,363      271,487 SH            SOLE                236,887   34,600    0
ENNIS BUSINESS FORMS INC      COMMON        293389102   8,000      987,600 SH            SOLE                865,800  121,800    0
FIBERSTARS INC                COMMON        315662106   1,448      289,500 SH            SOLE                262,200   27,300    0
FIRST YRS INC                 COMMON        337610109   2,991      312,800 SH            SOLE                265,300   47,500    0
FTI CONSULTING INC            COMMON        302941109   3,020      232,500 SH            SOLE                201,700   30,800    0
GALILEO INTERNATIONAL, INC.   COMMON        363547100  11,736      535,900 SH            SOLE                466,300   69,600    0
HOOPER HOLMES INC             COMMON        439104100   7,231      841,800 SH            SOLE                728,200  113,600    0
HUGOTON ROYALTY TRUST         UNIT BEN INT  444717102   8,313      536,300 SH            SOLE                536,300        0    0
ICO INC.                      PFD CV        449293307     880       44,890 SH            SOLE                 44,890        0    0
INTER PARFUMS INC             COMMON        458334109   3,984      374,950 SH            SOLE                337,450   37,500    0
INTERLINQ SOFTWARE CORP       COMMON        458753100   1,757      780,800 SH            SOLE                628,600  152,200    0
KROLL-O'GARA COMPANY          COMMON        501050108     599      111,500 SH            SOLE                 98,000   13,500    0
MAPICS INC                    COMMON        564910107   5,398    1,233,900 SH            SOLE              1,064,800  169,100    0
MAPINFO CORP                  COMMON        565105103   2,130      120,000 SH            SOLE                105,700   14,300    0
MEDQUIST INC                  COMMON        584949101   2,249      103,700 SH            SOLE                 91,200   12,500    0
METRO ONE TELEM               COMMON        59163f105  14,479      442,100 SH            SOLE                378,000   64,100    0
MOBIUS MANAGEMENT SYSTEMS     COMMON        606925105   5,906    1,476,600 SH            SOLE              1,277,300  199,300    0
NATIONAL RESEARCH CORP        COMMON        637372103   2,346      586,400 SH            SOLE                500,500   85,900    0
NAVIDEC INC                   COMMON        63934q101   1,077      574,400 SH            SOLE                497,600   76,800    0
OPINION RESEARCH CORP         COMMON        683755102   4,559      620,289 SH            SOLE                532,800   87,489    0
ORPHAN MEDICAL INC            COMMON        687303107   2,879      263,200 SH            SOLE                231,200   32,000    0
PC-TEL INC                    COMMON        69325q105   8,625    1,150,000 SH            SOLE              1,009,500  140,500    0
PEGASUS SOLUTIONS INC         COMMON        705906105   8,538      958,700 SH            SOLE                843,300  115,400    0
PHOENIX TECHNOLOGY LTD        COMMON        719153108     111        8,000 SH            SOLE                  3,800    4,200    0
PINNACLE SYSTEMS INC          COMMON        723481107  12,188    1,444,510 SH            SOLE              1,248,210  196,300    0
PLANTRONICS INC               COMMON        727493108   7,369      414,700 SH            SOLE                364,400   50,300    0
QUALITY SYSTEMS INC           COMMON        747582104   5,509      500,800 SH            SOLE                438,400   62,400    0
RADCOM LTD                    ORD           m81865103   1,916    1,056,840 SH            SOLE                944,940  111,900    0
RANGE RESOURCES CORPORATION   COMMON        75281a109   5,052      918,500 SH            SOLE                874,400   44,100    0
SBE INC                       COMMON        783873201     864      329,200 SH            SOLE                285,100   44,100    0
SI TECHNOLOGIES INC           COMMON        783978109     876      524,000 SH            SOLE                524,000        0    0
SOUTHWESTERN ENERGY CO        COMMON        845467109   3,102      313,300 SH            SOLE                266,700   46,600    0
SPECTRUM CONTROL INC          COMMON        847615101   1,559      202,800 SH            SOLE                178,600   24,200    0

CANNELL CAPITAL LLC
Managed Assets as of 3/31/2001

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COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4                 COLUMN 5     COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION     MGRS      SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
SSE TELECOM INC               COMMON        784652109     224      461,400 SH            SOLE                406,600   54,800    0
STANCORP FINANCIAL CORP, INC. COMMON        852891100   4,858      115,400 SH            SOLE                101,500   13,900    0
SUNQUEST INFO SYS INC         COMMON        867654105   6,449      521,100 SH            SOLE                449,500   71,600    0
THE CATO CORPORATION CLASS A  COMMON        149205106   7,686      510,300 SH            SOLE                448,800   61,500    0
TIMBERLINE SOFTWARE CP        COMMON        887134104   3,022      986,700 SH            SOLE                837,100  149,600    0
TRANSMETA CORP DEL            COMMON        89376r109   3,619      188,000 SH            SOLE                188,000        0    0
TRICO MARINE SERVICES INC     COMMON        896106101   6,000      400,000 SH            SOLE                331,600   68,400    0
U S PHYSICAL THERAPY          COMMON        90337l108  10,755      827,300 SH            SOLE                730,400   96,900    0
UNIFAB INTERNATIONAL INC      COMMON        90467l100   2,384      350,000 SH            SOLE                304,800   45,200    0
UROCOR INC                    COMMON        91727p105   8,938      940,833 SH            SOLE                773,833  167,000    0
VIRTUAL CMNTYS INC            COMMON        92825d101       4      258,900 SH            SOLE                258,900        0    0
VISHAY INTERTECHNOLOGY        COMMON        928298108  10,766      541,000 SH            SOLE                471,900   69,100    0
VISX INC                      COMMON        92844s105  10,172      592,400 SH            SOLE                510,100   82,300    0
WEBHIRE INC                   COMMON        94768w104   1,389    1,709,000 SH            SOLE              1,463,200  245,800    0
BAKER J INC SUB NOTE CONV     SUB NT CV     057232aa8    4175        50000 SH            SOLE                 44,020    5,980    0
CENTRAL GARDEN & PET CO       SUB NT CV     153527ac0    4748        65710 SH            SOLE                 55,595   10,115    0
AGNICO EAGLE MINES LTD        SRNT CONV     008474aa6    4508        60000 SH            SOLE                 51,250    8,750    0
KENT ELECTRS CORP             SUB NT CV     490553aa2    3059        31660 SH            SOLE                 28,410    3,250    0
FRIEDE GOLDMAN HALTER INC     SR SB NTCV    358430aa4    3524       115540 SH            SOLE                 92,660   22,880    0
PETSMART INC                  SUB NT CV     716768ab2    5950        82000 SH            SOLE                 70,500   11,500    0
INTERNET CAP GROUP INC        SUB NT CV     46059caa4    1620        60000 SH            SOLE                 51,050    8,950    0
TRANSWITCH CORP               SUB NT CV     894065ab7    4001        60000 SH            SOLE                 52,810    7,190    0
VIROPHARMA INC                SB NT CV      928241ac2    3187        61000 SH            SOLE                 61,000        0    0

                                                      347,316